Note 8 - Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other receivables [text block]
	2021	2020
Gold and copper concentrate sales receivable	$31,916	$22,985
Molybdenum sales receivable	29,364	21,606
Consumption and income tax receivable(1)	11,688	19,636
Other receivables	3,873	1,881
Total amounts receivable	$76,841	$66,108